Finance Receivables - Net Finance Receivables Held for Investment and Sale That Were Modified as TDR Finance Receivables (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2015 USD ($) account	Dec. 31, 2014 USD ($) account	Dec. 31, 2013 USD ($) account
Financing Receivable, Modifications [Line Items]
TDR net finance receivables | $		$ 13	$ 35	$ 70
Number of TDR accounts | account		1,848	718	1,284
Real Estate Loans Held for Sale
Financing Receivable, Modifications [Line Items]
TDR net finance receivables | $		$ 1	$ 3
Number of TDR accounts | account		17	49
Personal Loans
Financing Receivable, Modifications [Line Items]
Number of days past due before which a loan is charged off to the allowance for finance receivable losses	180 days	90 days
TDR net finance receivables | $		$ 8	$ 1	$ 1
Number of TDR accounts | account		1,655	141	355
SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
TDR net finance receivables | $		$ 2	$ 1	$ 0
Number of TDR accounts | account		147	53	0
Real Estate Loans Held for Investment
Financing Receivable, Modifications [Line Items]
TDR net finance receivables | $		$ 3	$ 33	$ 69
Number of TDR accounts | account		46	524	929
Nonperforming
Financing Receivable, Modifications [Line Items]
Default period TDR finance receivables to be considered Non-performing		12 months
Number of days past due before which a loan is charged off to the allowance for finance receivable losses		90 days